Note 26 - Segmented Information (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Number of Operating Segments	3	3
Revenue from Contract with Customer, Excluding Assessed Tax		$ 4,822,024	$ 4,335,141
Segment, Expenditure, Addition to Fixed Assets		65,085	84,524
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		4,821,587	4,334,672
Segment, Expenditure, Addition to Fixed Assets		61,855	81,953
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		437	469
Segment, Expenditure, Addition to Fixed Assets		$ 3,229	$ 2,571